Cover Page	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	MYR GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-08325
Entity Tax Identification Number	36-3158643
Entity Address, Address Line One	12121 Grant Street,
Entity Address, Address Line Two	Suite 610
Entity Address, City or Town	Thornton,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80241
City Area Code	303
Local Phone Number	286-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MYRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000700923